Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Partnership’s Net income	$ 34,999	$ 24,980
Less:
Net Income attributable to preferred unitholders	5,781	5,781
General Partner’s interest in Net Income	29	19
Net income attributable to common unitholders	$ 29,189	$ 19,180
Weighted average number of common units outstanding, basic and diluted	36,802,247	36,201,051
Earnings per common unit, basic and diluted	$ 0.79	$ 0.53